Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Charged By Our Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2020	2021	2022
Management fees	Management fees – related party	5,599,351	5,831,900	5,242,990
Brokerage commissions	Voyage expenses – related party	1,799,209	1,867,100	1,871,071
Superintendent fees	Vessels’ operating expenses – related party	38,000	117,000	120,000
Crew management fees	Vessels’ operating expenses – related party	912,500	948,750	915,450
Commissions – vessels sold	Net loss on sale of vessels	54,000	81,000	120,250
Commissions – assets held for sale	Impairment loss	—	125,000	108,000
Executive compensation	General and administrative expenses	994,840	1,028,386	924,503
Rental expense	General and administrative expenses	90,121	97,726	88,326

		December 31,
	Location in balance sheet	2021	2022
Commissions – vessels purchased	Vessels, net	289,347	—
Supervision fees	Advances for vessel under construction/Vessels, net	236,521	—